Prepayments - Additional Information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Riverside Facility
Disclosure of detailed information about property, plant and equipment [line items]
Prepaid property insurance premiums	$ 745,693	$ 719,891